Assets held for sale and discontinued operations	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Assets held for sale and discontinued operations
3.	Assets held for sale:

The Company has classified certain assets such as aircraft and buildings as held for sale as these assets are ready for immediate sale and management expects these assets to be sold within one year.

	July 31, 2012		April 30, 2012
	# Aircraft		# Aircraft
Aircraft held for sale:
Book value, beginning of period	18	$79,293	12	$31,782
Classified as held for sale, net of impairment	3	(3,168)	19	82,377
Sales	(1)	(10,208)	(10)	(21,147)
Reclassified as held for use	(1)	(3,386)	(3)	(12,740)
Foreign exchange	—	(1,722)	—	(979)

Aircraft held for sale	19	60,809	18	79,293

Building held for sale	—	526	—	520

Total assets held for sale		$61,335		$79,813

The aircraft classified as held for sale are older technology aircraft that are being divested by the Company. The building classified as held for sale is the result of relocation of certain of the Company’s base operations. During the three months ended July 31, 2012, there was one aircraft that was reclassified to assets held for use as management reviewed its fleet strategy and decided to redeploy this aircraft to the flying operations.

During the three months ended July 31, 2012, certain aircraft held for sale were written down to their fair value less costs to sell. This measurement is considered a level 2 measurement in the fair value hierarchy as the measurement is based on third party appraisals using market data.

7.	Assets held for sale and discontinued operations:

(a)	Assets held for sale:

The Company has classified certain assets as held for sale as the assets are ready for immediate sale and management expects these assets to be sold within one year.

	2012		2011
	# Aircraft		# Aircraft

Aircraft held for sale:
Book value, beginning of year	12	$31,782	25	$46,973
Classified as held for sale, net of impairment	19	82,377	10	25,044
Sales	(10)	(21,147)	(18)	(22,692)
Reclassified as held for use	(3)	(12,740)	(5)	(19,121)
Foreign exchange		(979)		1,578

Aircraft held for sale	18	79,293	12	31,782

Buildings held for sale	—	520	—	3,407

Discontinued operations	—	—	—	14,610

Total assets held for sale		$79,813		$49,799

The aircraft classified as held for sale are older technology aircraft that are being divested by the Company. The buildings classified as held for sale are the result of relocation of certain of the Company’s base operations. During the year ended April 30, 2012, there were three aircraft that were reclassified to assets held for use as management reviewed its fleet strategy and have decided to redeploy these aircraft to the flying operations.

During the year ended April 30, 2012, certain aircraft held for sale were written down to their fair value less costs to sell. This measurement is considered a level 2 measurement in the fair value hierarchy as the measurement is based on third party appraisals using market data.

(b)	Discontinued operations:

In fiscal 2011 the Company committed to a plan to sell its Composites business. In March 2012, the Composites business was disposed of to a third party for $750,000. There is no continuing involvement after the disposition. This has been classified as a discontinued operation in the statements of operations. As at April 30, 2011, the held for sale assets and liabilities are comprised of a building and equipment with net book value of $8.0 million and working capital of $6.6 million.

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Revenue	$6,063	$7,049	$7,820
Direct costs	(9,319)	(9,696)	(8,403)
Amortization	(16)	(1,277)	(1,726)
Impairment of held for sale assets	(12,608)	—	—
Loss on disposal	(210)	—	—

Operating loss	(16,090)	(3,924)	(2,309)
Financing income (charges)	(17)	(436)	325
Income tax recovery	—	1,158	548

Loss from discontinued operations	$(16,107)	$(3,202)	$(1,436)